PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Index Solution Income Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 57 .0%
1,320,747
Schwab US TIPS ETF
$ 66,684,516
10 .2
226,313  Vanguard Long-Term
Treasury ETF
12,562,635
1 .9
277,458  Vanguard Short-Term
Bond ETF
20,856,518
3 .2
5,246,840
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
245,798,189
37 .6
805,672  Xtrackers USD High
Yield Corporate Bond
ETF
27,312,281
4 .1
Total Exchange-Traded
Funds
(Cost $396,255,424)
373,214,139
57 .0
MUTUAL FUNDS : 42 .9%
Affiliated Investment Companies : 42 .9%
4,315,447
(1)
Voya Short Term Bond
Fund - Class R6
39,615,799
6 .0
3,802,069
(1)
Voya U.S. Bond Index
Portfolio - Class I
33,268,102
5 .1
1,253,069
(1)(2)
Voya VACS Index
Series Emerging
Markets Portfolio
12,831,427
2 .0
4,293,270
(1)
Voya VACS Index
Series I Portfolio
42,202,843
6 .4
1,328,576
(1)
Voya VACS Index
Series MC Portfolio
12,820,763
2 .0
12,519,119
(1)
Voya VACS Index
Series S Portfolio
133,203,426
20 .4
670,080
(1)
Voya VACS Index
Series SC Portfolio
6,472,972
1 .0
280,415,332
42 .9
Total Mutual Funds
(Cost $276,602,838)
280,415,332
42 .9
Total Long-Term
Investments
(Cost $672,858,262)
653,629,471
99 .9
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0 .1%
Mutual Funds : 0 .1%
442,759
(3)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.162%
442,759
0 .1
Total Short-Term
Investments
(Cost $442,759)
442,759
0 .1
Total Investments in
Securities
(Cost $673,301,021) $ 654,072,230 100 .0
Liabilities in Excess
of Other Assets (247,570) 0.0
Net Assets $ 653,824,660 100.0
(1)
Investment in affiliate.
(2)
Non-income producing security.
(3)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
Voya Index Solution Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 373,214,139 $ — $ — $ 373,214,139
Mutual Funds 280,415,332 — — 280,415,332
Short-Term Investments 442,759 — — 442,759
Total Investments, at fair value $ 654,072,230 $ — $ — $ 654,072,230
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Emerging Markets Index
Portfolio - Class I
$ — $ 23,255,103 $ (23,255,103) $ — $ — $ 538,018 $ (694,191) $ —
Voya Emerging Markets Index
Portfolio - Class P2
21,278,870 7,051,016 (31,519,268) 3,189,382 — — (2,635,736) —
Voya International Index Portfolio -
Class P2
35,115,395 15,626 (36,615,004) 1,483,983 — — 1,409,223 —
Voya Russell
TM
Large Cap Growth
Index Portfolio - Class I
— 13,618,551 (13,618,551) — — — 1,103,081 —
Voya Russell
TM
Mid Cap Index
Portfolio - Class P2
13,550,541 3,849,887 (21,128,247) 3,727,819 — — (2,598,660) —
Voya Short Term Bond Fund -
Class R6
— 51,438,691 (11,559,785) (263,107) 39,615,799 852,193 89,407 —
Voya U.S. Bond Index Portfolio -
Class I
— 88,844,264 (54,079,862) (1,496,300) 33,268,102 881,558 (680,991) —
Voya U.S. Bond Index Portfolio -
Class P2
313,889,345 3,966,933 (378,291,679) 60,435,401 — 1,235,040 (52,702,212) —
Voya U.S. Stock Index Portfolio -
Class P2
141,050,318 4,730,114 (166,834,131) 21,053,699 — — (12,217,718) —
Voya VACS Index Series Emerging
Markets Portfolio
— 28,232,175 (15,133,131) (267,617) 12,831,427 — 236,745 —
Voya VACS Index Series I Portfolio
— 48,227,591 (4,824,723) (1,200,025) 42,202,843 — 42,373 —
Voya VACS Index Series MC
Portfolio
— 18,616,623 (5,334,221) (461,639) 12,820,763 — (110,567) —
Voya VACS Index Series S
Portfolio
— 162,295,299 (36,556,613) 7,464,740 133,203,426 — 2,192,034 —
Voya VACS Index Series SC
Portfolio
— 7,036,773 (600,243) 36,442 6,472,972 — 26,984 —
VRIAC Contract
48,136,071 43,750 (48,179,821) — — — 811,829 —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
— 277,821,645 (16,012,050) (16,011,406) 245,798,189 7,089,282 (105,807) —
$ 573,020,540 $ 739,044,041 $ (863,542,432) $ 77,691,372 $ 526,213,521 $ 10,596,091 $ (65,834,206) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
3
Voya Index Solution Income Portfolio
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 7,501,182
Gross Unrealized Depreciation (26,729,973)
Net Unrealized Depreciation $ (19,228,791)